Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) Unit_pure in Thousands, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares | shares	1,975.0	1,984.0	1,984.0
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares | shares	2.1	1.6
Share-based compensation grant date fair value	$ 128	$ 94
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share to acquire by holder	one
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	3,100	4,400
Share-based compensation grant date fair value	$ 191	$ 239
Annual LTI Plans [member] | Long Term Incentive Restricted Stock Unit [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares | shares	0.2	0.5
Annual LTI Plans [member] | Long Term Incentive Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 35	$ 45
Annual LTI Plans [member] | Long Term Incentive Performance Share Units [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	400	800
Annual LTI Plans [member] | Performance share units (PSUs) [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	60	134
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted		$ 12
Share-based compensation number of shares issued | shares		0.2
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program One [member] | Three Year Vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 42
Share-based compensation number of shares issued	700
Other Recurring LTI RSU Plans [member] | Long Term Restricted Stock Unit Program One [member] | Five Year Vesting [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 62
Share-based compensation number of shares issued	2,900
Other Recurring LTI RSU Plans [member] | Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	0.9